Leases -Summary of Future lease payments (Detail) - Dec. 31, 2019 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Leases [Abstract]
2020	¥ 2,350	$ 337
2021	1,705	245
2022	1,307	188
2023	1,080	155
2024	628	90
Thereafter	395	57
Total future lease payments	7,465	1,072
Less: Imputed interest	696	100
Total lease liability balance	¥ 6,769	$ 972